TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
TRADE ACCOUNTS PAYABLE
17.    TRADE ACCOUNTS PAYABLE

	December 31, 2023	December 31, 2022

In local currency
Third party (1) (2)	3,946,185	4,171,988
Related party (Note 11.1) (3)	1,023	3,776

In foreign currency
Third party (2)	1,625,011	2,030,806
	5,572,219	6,206,570

(1)Within the balance of suppliers, there are values under supplier finance arrangement that were subject to anticipation with financial institutions at the exclusive option of certain suppliers, without changing the originally defined purchase conditions (payment terms and negotiated prices). The balance related to such operations on December 31, 2023 was R$281,350 (R$416,643 at December 31, 2022).
(2)Within the balance of suppliers, the following balances refer to the Cerrado Project, R$523,408 (R$625,645 on December 31, 2022) in local currency and R$1,080,028 (R$1,370,833 on December 31, 2022) in foreign currency.
(3)The balance refers mainly to transactions with Ibema Companhia Brasileira de Papel.